Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues
Revenue	¥ 1,440,068,825	$ 206,852,944	¥ 1,091,414,277	¥ 1,052,203,719
Operating cost and expenses
Cost of revenue	539,267,417	77,460,918	430,059,037	386,053,922
Sales and marketing	192,811,348	27,695,617	167,244,419	114,145,319
General and administrative	236,551,077	33,978,436	151,075,936	101,276,675
Research and development	57,405,921	8,245,845	46,709,014	19,418,576
Net (gain) loss on risk assurance liabilities	34,257,754	4,920,818	(353,731)	(38,866,874)
Provision for credit losses	56,478,959	8,112,695	19,960,050	156,124
Total operating cost and expense	1,116,772,476	160,414,329	814,694,725	582,183,742
Income from operations	323,296,349	46,438,615	276,719,552	470,019,977
Interest and investment income, net (including related party amounts of RMB5,086,733, RMB3,414,795 and RMB nil (US$ nil) for the years ended December 31, 2017, 2018 and 2019, respectively)	96,004,567	13,790,193	61,465,449	16,164,309
Income (loss) from equity method investments	(926,205)	(133,041)	42,684,659	4,855,508
Interest expense	(13,457,818)	(1,933,095)	(19,010,616)	(12,993,624)
Foreign exchange (loss) gain, net	5,141,112	738,475	1,447,099	(25,403,473)
Other income, net	82,882,282	11,905,295	32,700,746	15,817,735
Other expenses	(5,121,054)	(735,593)
Net income before income taxes	487,819,233	70,070,849	396,006,889	468,460,432
Income tax expenses	(82,960,493)	(11,916,529)	(89,082,554)	(119,403,000)
Net income	404,858,740	58,154,320	306,924,335	349,057,432
Less: Net income attributable to non-controlling interests	13,944,848	2,003,052	4,232,270	8,047,621
Net income attributable to Cango Inc.'s shareholders	¥ 390,913,892	$ 56,151,268	¥ 302,692,065	341,009,811
Earnings per ADS (2 ordinary shares equal 1 ADS):
Basic | (per share)	¥ 2.59	$ 0.37	¥ 2.17
Diluted | (per share)	¥ 2.58	$ 0.37	¥ 2.16
Other comprehensive (loss) income, net of tax
Unrealized (losses) income on available-for-sale securities	¥ (146,801)	$ (21,087)	¥ 822,343	(2,463,956)
Reclassification of losses to net income	(276,843)	(39,766)		2,065,258
Foreign currency translation adjustment	10,401,386	1,494,066	109,029,351
Total comprehensive income, net of tax	414,836,482	59,587,533	416,776,029	348,658,734
Total comprehensive income attributable to non-controlling interests	13,944,848	2,003,052	4,232,270	8,047,621
Total comprehensive income attributable to Cango Inc.'s shareholders	¥ 400,891,634	$ 57,584,481	¥ 412,543,759	¥ 340,611,113
Ordinary Shareholders and Series A-2 Convertible Preferred Shareholder [Member]
Earnings per share
Basic | ¥ / shares				¥ 1.35
Diluted | ¥ / shares				¥ 1.35
Weighted average shares used to compute earnings per share:
Basic				127,149,202
Diluted				252,831,716
Class A and Class B Ordinary Shares [Member]
Earnings per share
Basic | (per share)	¥ 1.29	$ 0.19	¥ 1.08
Diluted | (per share)	¥ 1.29	$ 0.19	¥ 1.08
Weighted average shares used to compute earnings per share:
Basic	302,417,352	302,417,352	279,156,744
Diluted	303,283,658	303,283,658	280,873,806
Loan Facilitation Income [Member]
Revenues
Revenue	¥ 913,836,623	$ 131,264,418	¥ 916,280,350	¥ 1,019,080,577
Leasing Income [Member]
Revenues
Revenue	300,078,043	43,103,514	59,093,331
Aftermarket Service Facilitation Service Income [Member]
Revenues
Revenue	205,998,075	29,589,772	100,053,488	26,102,176
Others [Member]
Revenues
Revenue	¥ 20,156,084	$ 2,895,240	¥ 15,987,108	¥ 7,020,966